Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Mar. 17, 2014
Document Effective Date	Mar. 17, 2014
Prospectus Date	Mar. 17, 2014
Dreyfus Diversified Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	SBCEX
Dreyfus Diversified Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DBEAX
Dreyfus Diversified Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DBECX
Dreyfus Diversified Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	SBYEX